Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2024
Prospectus Date	rr_ProspectusDate	Dec. 20, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated December 20, 2023

The ATAC US Rotation ETF (the “Fund”), a series of Tidal ETF Trust, commenced operations as a non-diversified fund; however, the Fund has continuously operated as diversified for three years and is now classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective immediately, the following changes are made to the summary prospectus and statutory prospectus:

ATAC US Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	The last paragraph under the heading “Principal Investment Strategies” is hereby deleted.

ATAC US Rotation ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•	The “Non-Diversification Risk” disclosure is hereby deleted in its entirety within the sections titled “Principal Risks of Investing in the Fund” and “Additional Information About The Fund - Principal Risks of Investing in the Fund.”

ATAC US Rotation ETF | ATAC US Rotation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RORO